Organization and business overview	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Organization and business overview

1 Organization and business overview

SIMPPLE LTD. (“SIMPPLE” or “Company”) was incorporated in the Cayman Islands on 24 August, 2022 as an exempted company. SIMPPLE is an investment holding company. Through its wholly owned subsidiaries, SIMPPLE is principally engaged in the provision of i) sale of facilities management software and ii) trading and maintenance of robotics equipment.

The consolidated financial statements of the Company include the following entities:

SIMPPLE owns 100% interest in its subsidiaries which are in the table as below:

Name	Date of incorporation	Percentage of direct or indirect interests	Place of incorporation	Principal activities
IFSC Pte. Ltd. (“IFSC”)	March 18, 2016	100%	Singapore	Sale of facilities management software
Gaussian Robotics Pte. Ltd.	May 18, 2017	100%	Singapore	Provision of trading and maintenance of robotic equipment
Simpple Pte. Ltd.	October 13, 2020	100%	Singapore	Research and experimental development on environment and clean technologies
Simpple Australia Pty Ltd	September 6, 2023	100%	Australia	Sale of facilities management software

A reorganization of the Company’s legal structure (the “Reorganization”) was completed on 21 October 2022. The Reorganization involved the transfer of 100% of the equity interests in IFSC and its wholly owned subsidiaries from its original shareholders to SIMPPLE. Consequently, SIMPPLE became the ultimate holding company of all the entities mentioned above.

The Reorganization has been accounted for as a recapitalization among entities under common control since the same controlling shareholders controlled all these entities before and after the Reorganization. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements. Results of operations for the periods presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period eliminating the effects of intra-entity transactions.